SUBSEQUENT EVENTS (Details) - $ / shares		3 Months Ended								12 Months Ended
	Feb. 15, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Cash distribution (in dollars per share)		$ 0.4850	$ 0.48	$ 0.47	$ 0.46	$ 0.45	$ 0.44	$ 0.43	$ 0.42	$ 1.895	$ 1.74
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution (in dollars per share)	$ 0.4850